Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions

8. Related Party Transactions

On February 7, 2023, the Company and Patrick Roney, founder of VWE, entered into a letter agreement (the “Letter Agreement”) whereby Mr. Roney voluntarily elected to transition from Chief Executive Officer of the Company to Executive Chairman of the Board, effective February 7, 2023. Pursuant to the terms of the Letter Agreement, the Employment Agreement between the Company and Mr. Roney effective June 7, 2021 (the “Prior

Employment Agreement”) was terminated and upon such termination the Company agreed to provide Mr. Roney his accrued but unpaid Base Salary and PTO (as defined in the Prior Employment Agreement) through February 7, 2023, and any vested amounts or benefits that he is entitled to receive under any plan, program, or policy, as described in Section 5.1 of the Prior Employment Agreement. Mr. Roney expressly waived any claim to the severance benefits described in Section 5.2(b) of the Prior Employment Agreement. On October 17 2023, the Company and Mr. Roney entered into an amendment to the Letter Agreement pursuant to which his annual base salary was decreased. Pursuant to the terms of the Letter Agreement, as amended, Mr. Roney will receive an annual base salary of $212,500 for his service as Executive Chairman and will be eligible to participate in the Company’s employee benefit plans and programs in accordance with their terms and eligibility requirements. In connection with his appointment as Executive Chairman, all outstanding stock options and unvested restricted stock units previously granted to Mr. Roney under the Company’s 2021 Plan ceased to vest and any unvested awards were forfeited.

The Company has a contract with Bin-to-bottle, a storage and bottling company owned by Patrick Roney, founder of VWE and Executive Chairman, for storage purposes. The Company incurred zero and $6.0 thousand in expenses for the three months ended September 30, 2023 and 2022, respectively.

Also on February 7, 2023, the Board appointed Jon Moramarco, a member of the Board, as the Company’s Interim Chief Executive Officer. In connection with such appointment, the Company entered into a consulting agreement (the “Consulting Agreement”) with bw166 LLC (“bw166”) and Mr. Moramarco, pursuant to which the Company will pay bw166 a monthly fee of $17,500 and will reimburse bw166 and Mr. Moramarco for reasonable business-related expenses in connection with the Interim Chief Executive Officer services provided thereunder. Additionally, the Company agreed to award Mr. Moramarco a one-time grant of 100,000 restricted stock units pursuant to the 2021 Plan, which will vest in full on the one-year anniversary of the grant date. Mr. Moramarco is the Managing Partner of bw166 and has a controlling interest therein. The Consulting Agreement was terminated effective October 31, 2023.

Immediate Family Member and Other Business Arrangements

We provide at will employment to several family members of officers or directors who provide various sales, marketing and administrative services to us. Payroll and other expenses to these related parties was $123 thousand and $125 thousand for the three months ended September 30, 2023 and 2022, respectively.

On July 19, 2023, the Company and Terry Wheatley, President of VWE, entered into a Separation Agreement and Release of all Claims (the "Separation Agreement") whereby Ms. Wheatley voluntarily elected to resign from the Company. Pursuant to the terms of the Separation Agreement, the employment agreement between the Company and Ms. Wheatley effective June 7, 2021 (the "Prior Employment Agreement") was terminated and upon such termination the Company agreed to provide Ms. Wheatley her accrued but unpaid Base Salary and PTO (as defined in the Prior Employment Agreement) through July 19, 2023, and any vested amounts or benefits that she is entitled to receive under any plan, program, or policy, as described in Section 5.1 of the Prior Employment Agreement. Pursuant to the terms of the Separation Agreement, the Company agreed to pay Ms. Wheatley an amount equal to three years of her annual base salary, to be paid in monthly installments over twenty-four consecutive months, a one-time payment of $125 thousand and reimbursement for the cost of health insurance continuation coverage through December 31, 2023, if continuation coverage is elected by Ms. Wheatley.

In connection with the Separation Agreement, the Company and Ms. Wheatley entered into an asset purchase agreement (the "Wheatley APA") effective as of September 17, 2023, whereby the Company sold Ms. Wheatley all of its intellectual property rights related to its "Purple Cowboy," "Wine Sisterhood" and "Gem+Jane" trademarks for a nominal sum. Pursuant to the Wheatley APA, the Company holds a worldwide, non-exclusive license to use the Purple Cowboy intellectual property ("IP") until June 30, 2024 for the purpose of liquidating its existing Purple Cowboy inventory. Pursuant to the Wheatley APA, Ms. Wheatley is required to purchase, by December 31, 2024, all Purple Cowboy inventory held by the Company that was not sold by June 30, 2024, at cost plus shipping charges. From September 17, 2023 to June 30, 2024, the Company has agreed to make sponsorship payments to “Tough Enough to Wear Pink”, an initiative to raise money for breast cancer awareness, of all gross profits received from sales of inventory associated with the Purple Cowboy IP. The sponsorship payments are to be made at a rate of $20,000 per month with any adjustment needed to account for remaining gross profits not previously covered by the sponsorship payments to be made in the final payment in July 2024. In the event the sponsorship payments exceed the gross profits received by the Company from sales of Purple Cowboy inventory, Ms. Wheatley is required to refund such excess amount to the Company by July 30, 2024. The Company donated money to Tough Enough to Wear Pink from the profits made by the sale of Purple Cowboy, that totaled $65 thousand and $75 thousand for the three months ended September 30, 2023 and 2022, respectively.

In addition, pursuant to the Wheatley APA, the Company holds a worldwide, partially non-exclusive and partially exclusive license to use the Wine Sisterhood IP for the purpose of liquidating, and until it has liquidated, its existing inventory associated with the Wine Sisterhood IP. Ms. Wheatley has also agreed to pay the Company a royalty of $1.00 per 9-liter case of “Gem+Jane” branded products sold for a period of three years from September 17, 2023.

We have a revenue sharing agreement with Sonoma Brands Partners II, LLC where a portion of B.R. Cohn and Clos Pegase sales during various events throughout the year are paid to Sonoma Brands Partners II, LLC. Sonoma Brands Partners II, LLC is managed by a member of the Company's board of directors. For the three months ended September 30, 2023 and 2022, payments made to Sonoma Brands Partners II, LLC were immaterial.

Financial Advisory Agreement

In April 2022, the Company entered into an arrangement with Global Leisure Partners LLC ("GLP") to act as a financial advisor to the Company in connection with its exploration of acquisitions, mergers, investments and other strategic matters. A director of the Company having the authority to establish policies and make decisions is an executive of GLP. Although members of the board of directors are typically independent from management, members of the board of directors would be considered management based on the definition of management in ASC 850, Related Party Disclosures. Payments to GLP totaled $50 thousand for each of the three months ended September 30, 2023 and 2022.

15. Related Party Transactions

On February 7, 2023, the Company and Patrick Roney, founder of VWE, entered into a letter agreement (the “Letter Agreement”) whereby Mr. Roney voluntarily elected to transition from Chief Executive Officer of the Company to Executive Chairman of the Board, effective February 7, 2023. Pursuant to the terms of the Letter Agreement, the Employment Agreement between the Company and Mr. Roney effective June 7, 2021 (the “Prior Employment Agreement”) was terminated and upon such termination the Company agreed to provide Mr. Roney his accrued but unpaid Base Salary and PTO (as defined in the Prior Employment Agreement) through February 7, 2023, and any vested amounts or benefits that he is entitled to receive under any plan, program, or policy, as described in Section 5.1 of the Prior Employment Agreement. Mr. Roney expressly waived any claim to the severance benefits described in Section 5.2(b) of the Prior Employment Agreement. Pursuant to the terms of the Letter Agreement, Mr. Roney will receive an annual base salary of $250,000 for his service as Executive Chairman and will be eligible to participate in the Company’s employee benefit plans and programs in accordance with their terms and eligibility requirements. In connection with his appointment as Executive Chairman, all outstanding stock options and unvested restricted stock units previously granted to Mr. Roney under the Company’s 2021 Plan ceased to vest and any unvested awards were forfeited. See Note 13.

The Company has a contract with Bin-to-bottle, a storage and bottling company owned by Mr. Roney, for storage purposes. The expenses incurred for storage were immaterial for the years ended June 30, 2023 and 2022.

Also on February 7, 2023, the Board appointed Jon Moramarco, a member of the Board, as the Company’s Interim Chief Executive Officer. In connection with such appointment, the Company entered into a consulting agreement (the “Consulting Agreement”) with bw166 LLC (“bw166”) and Mr. Moramarco, pursuant to which the Company will pay bw166 a monthly fee of $17,500 and will reimburse bw166 and Mr. Moramarco for reasonable business-related expenses in connection with the Interim Chief Executive Officer services provided thereunder. Additionally, the Company agreed to award Mr. Moramarco a one-time grant of 100,000 restricted stock units pursuant to the 2021 Plan, which will vest in full on the one-year anniversary of the grant date. Mr. Moramarco is the Managing Partner of bw166 and has a controlling interest therein.

Immediate Family Member and Other Business Arrangements

We provide at will employment to several family members of officers or directors who provide various sales, marketing and administrative services to us. Salaries paid totaled $0.5 million and $0.4 million for the years ended June 30, 2023 and 2022, respectively.

We make sponsorship payments to Tough Enough to Wear Pink and use Connect the Dots for marketing services and point of sale marketing materials to unincorporated businesses. Both of these are managed by immediate family members of a former Company executive officer. For the years ended June 30, 2023 and 2022, payments related to sponsorship and marketing services totaled $0.4 million and $0.3 million, respectively. We made an additional payment related to sponsorship and marketing services to an immediate family member of a former Company executive officer in the year ended June 30, 2023 totaling $10 thousand.

The Company has a revenue sharing agreement with Sonoma Brands Partners II, LLC where a portion of B.R. Cohn and Clos Pegase sales during various events throughout the year go to Sonoma Brands Partners II, LLC. Sonoma Brands Partners II, LLC is managed by a member of the Company's board of directors. For the years ended June 30, 2023 and 2022, payments to Sonoma Brands Partners II, LLC totaled $0.2 million per year.

Financial Advisory Agreement

In April 2022, the Company entered into an arrangement with Global Leisure Partners LLC ("GLP") to act as a financial advisor to the Company in connection with its exploration of acquisitions, mergers, investments and other strategic matters. A director of the Company having the authority to establish policies and make decisions is an executive of GLP. Although members of the board of directors are typically independent from management, members of the board of directors would be considered management based on the definition of management in ASC 850, Related Party Disclosures. Payments to GLP in respect of capital markets and mergers and acquisitions matters totaled $0.2 million and $0.1 million for the years ended June 30, 2023 and 2022, respectively.